Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment consist of the following:

December 31, 2014
Laboratory equipment	$2,961,494
Computers and software	52,710
Furniture and fixtures	290,818
Office equipment	59,635
Leasehold improvements	5,113,269
Construction in progress	4,366,236

Property and equipment, gross	12,844,162
Less accumulated depreciation	(169,790)

Property and equipment, net	$12,674,372